TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 39,600		SFr 52,100
Securities lending transactions	7,300		8,200
Obligation to return securities received as collateral, at fair value	45,522	SFr 41,227	38,074
Total	92,400		98,400
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,300		15,100
Securities lending transactions	400		400
Obligation to return securities received as collateral, at fair value	600		600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,800		5,000
Obligation to return securities received as collateral, at fair value	100		0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	4,000		4,800
Obligation to return securities received as collateral, at fair value	43,500		35,600
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200		600
Securities lending transactions	300		300
Obligation to return securities received as collateral, at fair value	0		100
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	24,300		31,400
Securities lending transactions	2,600		2,700
Obligation to return securities received as collateral, at fair value	1,300		1,800
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,600		7,200
Securities lending transactions	4,700		5,700
Obligation to return securities received as collateral, at fair value	45,300		37,900
Total	57,600		50,800
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,900		32,500
Securities lending transactions	2,400		2,200
Obligation to return securities received as collateral, at fair value	0		0
Total	24,300		34,700
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,400		5,200
Securities lending transactions	200		0
Obligation to return securities received as collateral, at fair value	200		0
Total	5,800		5,200
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,700		7,200
Securities lending transactions	0		300
Obligation to return securities received as collateral, at fair value	0		200
Total	4,700		7,700
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	39,600		52,100
Securities lending transactions	7,300		8,200
Obligation to return securities received as collateral, at fair value	45,522		38,074
Total	92,400		98,400
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,300		15,100
Securities lending transactions	400		400
Obligation to return securities received as collateral, at fair value	600		600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,800		5,000
Obligation to return securities received as collateral, at fair value	100		0
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	4,000		4,800
Obligation to return securities received as collateral, at fair value	43,500		35,600
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200		600
Securities lending transactions	300		300
Obligation to return securities received as collateral, at fair value	0		100
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	24,300		31,400
Securities lending transactions	2,600		2,700
Obligation to return securities received as collateral, at fair value	1,300		1,800
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,600		7,200
Securities lending transactions	4,700		5,700
Obligation to return securities received as collateral, at fair value	45,300		37,900
Total	57,600		50,800
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,900		32,500
Securities lending transactions	2,400		2,200
Obligation to return securities received as collateral, at fair value	0		0
Total	24,300		34,700
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,400		5,200
Securities lending transactions	200		0
Obligation to return securities received as collateral, at fair value	200		0
Total	5,800		5,200
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,700		7,200
Securities lending transactions	0		300
Obligation to return securities received as collateral, at fair value	0		200
Total	SFr 4,700		SFr 7,700